Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Information about Company's Reportable Segments
The table below presents information about the Company’s reportable segments for the six months ended June 30, 2025, and 2026. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company’s unaudited interim consolidated financial statements.

	Six months ended June 30, 2025			Six months ended June 30, 2026
	Eco tanker segment(1)	LPG carrier segment	Total	Eco tanker segment	Non-Eco tanker segment	LPG carrier segment	Total
Time charter revenues	$—	$7,528,174	$7,528,174	$3,870,923	$4,836,972	$4,205,437	$12,913,332
Pool revenues	2,068,779	—	2,068,779	—	—	—	—
Total vessel revenues	$2,068,779	$7,528,174	$9,596,953	$3,870,923	$4,836,972	$4,205,437	$12,913,332
Voyage expenses (including charges from related party)	(266,641)	(360,353)	(626,994)	(435,512)	(435,788)	(210,289)	(1,081,589)
Vessel operating expenses	(696,733)	(3,851,595)	(4,548,328)	(1,403,230)	(1,439,613)	(1,873,745)	(4,716,588)
Management fees to related party	(144,585)	(775,404)	(919,989)	(214,600)	(207,100)	(398,200)	(819,900)
Depreciation and amortization	(415,178)	(1,891,522)	(2,306,700)	(791,501)	(950,816)	(1,149,865)	(2,892,182)
Segments operating income	$545,642	$649,300	$1,194,942	$1,026,080	$1,803,655	$573,338	$3,403,073
Interest and finance costs			(79,144)				(498,432)
Interest income			1,296,262				1,415,205
Interest income from related party			1,771,836				—
Dividend income from related parties			2,620,833				2,750,000
Foreign exchange gains/(losses)			35,744				(18,519)
Dividend income on equity securities			4,623				—
Gain/(loss) on equity securities			22,163				(2,774)
Less: Unallocated corporate general and administrative expenses (including related party)			(3,955,945)				(5,961,232)
Net income and comprehensive income from continuing operations			$2,911,314				$1,087,321
Net income/(loss) and comprehensive income from discontinued operations			$100,766				$(2,479)
Net income and comprehensive income			$3,012,080				$1,084,842

(1)
For the six months ended June 30, 2025, the Eco tanker segment includes pool revenues of $2,068,779 from the M/T Wonder Mimosa operating in a pool arrangement prior to its contribution to Robin on April 14, 2025. The M/T Wonder Mimosa is a 2010-built Handysize vessel that does not have eco-design characteristics, but its results are included within the Eco tanker segment as the successor to the former Handysize tanker segment.

Reconciliation of Total Segment Assets to Total Assets
A reconciliation of total segment assets to total assets presented in the accompanying unaudited condensed consolidated balance sheets of December 31, 2025, and June 30, 2026, is as follows:

	As of December 31, 2025	As of June 30, 2026
Eco tanker segment	40,437,114	40,258,165
Non-Eco tanker segment	31,342,180	30,868,998
LPG carrier segment	34,704,050	34,096,917
Cash and cash equivalents(1)	87,417,921	79,101,252
Prepaid expenses and other assets(1)	137,029,872	137,414,265
Total assets from continuing operations	$330,931,137	$321,739,597
Total assets from discontinued operations	$416,159	$12,744
Total consolidated assets	$331,347,296	$321,752,341

(1)	Refers to assets of other, non-vessel-owning, entities included in the consolidated financial statements.